Schedule of Investments (unaudited)	iShares® Evolved U.S. Healthcare Staples ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 3.6%
Amgen Inc.	327	$67,679
Bio-Rad Laboratories Inc., Class A(a)	170	135,096
Exact Sciences Corp.(a)	1,687	160,636
Guardant Health Inc.(a)	798	93,198
Illumina Inc.(a)	1,768	733,826
Myriad Genetics Inc.(a)	782	24,062
NeoGenomics Inc.(a)	1,256	57,776
Pacific Biosciences of California Inc.(a)	1,208	31,988
Twist Bioscience Corp.(a)	271	32,195
Veracyte Inc.(a)	595	28,489
		1,364,945
Commercial Services — 0.4%
AMN Healthcare Services Inc.(a)	426	42,046
Bright Horizons Family Solutions Inc.(a)	272	45,152
Grand Canyon Education Inc.(a)	257	20,483
Progyny Inc.(a)	446	27,398
Strategic Education Inc.	85	5,798
		140,877
Computers — 0.1%
Maximus Inc.	361	30,530

Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	305	52,631

Electronics — 1.1%
Agilent Technologies Inc.	1,890	297,656
OSI Systems Inc.(a)	81	7,542
Waters Corp.(a)	307	112,838
		418,036
Environmental Control — 0.1%
Stericycle Inc.(a)	237	15,860

Food Service — 0.0%
Healthcare Services Group Inc.	611	11,725

Health Care - Products — 48.4%
10X Genomics Inc., Class A(a)	222	35,802
Abbott Laboratories	23,257	2,997,595
ABIOMED Inc.(a)	527	174,985
Adaptive Biotechnologies Corp.(a)	494	16,505
Align Technology Inc.(a)	360	224,773
AngioDynamics Inc.(a)	408	11,669
AtriCure Inc.(a)	408	30,624
Avanos Medical Inc.(a)	340	10,724
Avantor Inc.(a)	1,887	76,197
Axogen Inc.(a)	187	2,841
Baxter International Inc.	3,196	252,356
Bio-Techne Corp.	287	150,288
Boston Scientific Corp.(a)	18,108	780,998
Bruker Corp.	646	51,874
Cardiovascular Systems Inc.(a)	357	12,524
CareDx Inc.(a)	461	23,511
Cooper Companies Inc. (The)	561	233,892
Cutera Inc.(a)	119	5,117
Danaher Corp.	5,375	1,675,764
DENTSPLY SIRONA Inc.	1,427	81,639
Edwards Lifesciences Corp.(a)	8,211	983,842
Envista Holdings Corp.(a)	966	37,771
Glaukos Corp.(a)	238	10,879
Security	Shares	Value

Health Care - Products (continued)
Globus Medical Inc., Class A(a)	1,003	$77,401
Haemonetics Corp.(a)	408	28,034
Henry Schein Inc.(a)	1,220	93,147
Hill-Rom Holdings Inc.	614	95,109
Hologic Inc.(a)	2,530	185,474
ICU Medical Inc.(a)	170	39,802
IDEXX Laboratories Inc.(a)	677	450,977
Inspire Medical Systems Inc.(a)	308	83,031
Insulet Corp.(a)	816	252,976
Integer Holdings Corp.(a)	255	22,955
Integra LifeSciences Holdings Corp.(a)	714	47,452
Intersect ENT Inc.(a)	187	5,043
Intuitive Surgical Inc.(a)	4,475	1,616,057
iRhythm Technologies Inc.(a)	320	22,445
LeMaitre Vascular Inc.	187	9,726
LivaNova PLC(a)	506	38,820
Masimo Corp.(a)	629	178,347
Medtronic PLC	16,578	1,987,039
Merit Medical Systems Inc.(a)	578	38,876
NanoString Technologies Inc.(a)	388	18,740
Natera Inc.(a)	883	101,165
Neogen Corp.(a)	306	12,947
Nevro Corp.(a)	272	30,937
Novocure Ltd.(a)	581	59,593
NuVasive Inc.(a)	612	32,656
Omnicell Inc.(a)	339	60,393
OraSure Technologies Inc.(a)	663	7,074
Orthofix Medical Inc.(a)	203	7,304
Patterson Companies Inc.	682	21,319
Penumbra Inc.(a)	479	132,467
PerkinElmer Inc.	801	141,689
Quanterix Corp.(a)	268	13,563
Quidel Corp.(a)	428	56,826
ResMed Inc.	1,682	442,215
Shockwave Medical Inc.(a)	256	54,707
Silk Road Medical Inc.(a)	305	17,907
STAAR Surgical Co.(a)	458	54,255
STERIS PLC.	491	114,766
Stryker Corp.	4,164	1,107,915
Tandem Diabetes Care Inc.(a)	580	79,071
Teleflex Inc.	531	189,535
Thermo Fisher Scientific Inc.	3,095	1,959,352
Zimmer Biomet Holdings Inc.	2,027	290,104
		18,161,381
Health Care - Services — 24.4%
Acadia Healthcare Co. Inc.(a)	846	52,452
Addus HomeCare Corp.(a)	138	12,903
Amedisys Inc.(a)	427	72,308
Anthem Inc.	1,217	529,553
Centene Corp.(a)	6,135	437,057
Charles River Laboratories International Inc.(a)	153	68,648
Chemed Corp.	120	57,870
DaVita Inc.(a)	887	91,574
Encompass Health Corp.	1,391	88,412
Ensign Group Inc. (The)	325	25,353
HCA Healthcare Inc.	3,329	833,781
Humana Inc.	1,246	577,097
ICON PLC(a)(b)	98	28,104
Invitae Corp.(a)	1,767	46,826
IQVIA Holdings Inc.(a)	1,123	293,575

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Healthcare Staples ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings(a)	1,022	$293,335
LHC Group Inc.(a)	358	48,183
Magellan Health Inc.(a)	108	10,242
MEDNAX Inc.(a)	1,141	31,069
Medpace Holdings Inc.(a)	121	27,413
ModivCare Inc.(a)	120	19,532
Molina Healthcare Inc.(a)	140	41,401
OPKO Health Inc.(a)	3,421	12,966
Quest Diagnostics Inc.	1,448	212,538
R1 RCM Inc.(a)	830	18,011
Select Medical Holdings Corp.	1,496	49,697
Syneos Health Inc.(a)	204	19,041
Teladoc Health Inc.(a)	970	145,102
Tenet Healthcare Corp.(a)	1,241	88,930
U.S. Physical Therapy Inc.	204	22,003
UnitedHealth Group Inc.	10,391	4,784,744
Universal Health Services Inc., Class B	849	105,361
		9,145,081
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.	967	84,477

Pharmaceuticals — 16.3%
AbbVie Inc.	3,092	354,560
AmerisourceBergen Corp.	1,160	141,543
Bausch Health Companies Inc.(a)	950	26,676
Becton Dickinson and Co.	3,403	815,325
Cardinal Health Inc.	2,686	128,418
Cigna Corp.	2,908	621,178
Covetrus Inc.(a)	582	11,750
CVS Health Corp.	11,921	1,064,307
Dexcom Inc.(a)	1,067	664,965
Eli Lilly & Co.	207	52,735
Johnson & Johnson	9,233	1,503,871
McKesson Corp.	1,204	250,287
Option Care Health Inc.(a)	902	24,652
Owens & Minor Inc.	580	20,810
Perrigo Co. PLC	252	11,378
Pfizer Inc.	7,685	336,142
Premier Inc., Class A	1,256	48,921
Zoetis Inc.	133	28,755
		6,106,273
Real Estate Investment Trusts — 1.0%
Healthpeak Properties Inc.	1,307	46,412
Medical Properties Trust Inc.	3,927	83,763
National Health Investors Inc.	224	12,047
Security	Shares	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc.	882	$25,895
Physicians Realty Trust.	1,394	26,500
Sabra Health Care REIT Inc.	1,360	19,244
Ventas Inc.	1,390	74,184
Welltower Inc.	1,102	88,601
		376,646
Retail — 0.5%
National Vision Holdings Inc.(a)	324	19,971
Walgreens Boots Alliance Inc.	3,640	171,153
		191,124
Software — 0.8%
Allscripts Healthcare Solutions Inc.(a)	1,324	18,245
Cerner Corp.	2,566	190,628
Change Healthcare Inc.(a)	1,679	36,149
Evolent Health Inc., Class A(a)	880	25,757
Phreesia Inc.(a)	242	17,071
Tabula Rasa HealthCare Inc.(a)	170	4,615
		292,465
Total Common Stocks — 97.0%
(Cost: $28,254,327)		36,392,051

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	28,407	28,421
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,096,000	1,096,000
		1,124,421
Total Short-Term Investments — 3.0%
(Cost: $1,124,421)		1,124,421

Total Investments in Securities — 100.0%
(Cost: $29,378,748)		37,516,472

Other Assets, Less Liabilities — (0.0)%		(6,586)

Net Assets — 100.0%		$37,509,886

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Healthcare Staples ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$175,635	$—	$(147,214	)(a)	$2	$(2)	$28,421	28,407	$13	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,006,000	—	—			—	1,096,000	1,096,000	14		—
					$2	$(2)	$1,124,421		$47		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$36,392,051	$—	$—	$36,392,051
Money Market Funds	1,124,421	—	—	1,124,421
	$37,516,472	$—	$—	$37,516,472

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

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